Financial Instruments (Details 5) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Derivative Instruments, Gain (Loss)
Amount of gain (loss) recognized in income on derivatives	$ (81)	$ 880	$ 805
Gain (loss) recognized in earnings attributable to risk being hedged	108	(206)	(116)
Gain (Loss) Recognized in Earnings and Other Comprehensive Income, Effective Portion Recognized in OCI	6	(221)	549
Gain (Loss) Recognized in Earnings and Other Comprehensive Income, Effective Portion Reclassified from AOCI to Earnings	253	(511)	(203)
Gain (Loss) Recognized in Earnings and Other Comprehensive Income, (Ineffectiveness) and Amounts Excluded from Effectiveness Testing	14	(12)	(7)
Foreign exchange contracts | Derivative instruments in cash flow hedging relationships
Derivative Instruments, Gain (Loss)
Gain (Loss) Recognized in Earnings and Other Comprehensive Income, Effective Portion Recognized in OCI	32	(266)	371
Foreign exchange contracts | Derivative instruments in net investment hedging relationships
Derivative Instruments, Gain (Loss)
Gain (Loss) Recognized in Earnings and Other Comprehensive Income, Effective Portion Recognized in OCI	(26)	45	178
Cost of financing | Interest rate contracts | Derivative instruments in fair value hedging relationships
Derivative Instruments, Gain (Loss)
Amount of gain (loss) recognized in income, recognized on derivative instruments in fair value hedges	65	271	241
Gain (loss) recognized in earnings attributable to risk being hedged	59	(117)	(70)
Interest expense | Interest rate contracts | Derivative instruments in fair value hedging relationships
Derivative Instruments, Gain (Loss)
Amount of gain (loss) recognized in income, recognized on derivative instruments in fair value hedges	55	205	160
Gain (loss) recognized in earnings attributable to risk being hedged	50	(89)	(46)
Interest expense | Interest rate contracts | Derivative instruments in cash flow hedging relationships
Derivative Instruments, Gain (Loss)
Gain (Loss) Recognized in Earnings and Other Comprehensive Income, Effective Portion Reclassified from AOCI to Earnings	(6)	(8)	(8)
Interest expense | Foreign exchange contracts | Derivative instruments in net investment hedging relationships
Derivative Instruments, Gain (Loss)
Gain (Loss) Recognized in Earnings and Other Comprehensive Income, Effective Portion Reclassified from AOCI to Earnings		0	0
Gain (Loss) Recognized in Earnings and Other Comprehensive Income, (Ineffectiveness) and Amounts Excluded from Effectiveness Testing	11	(9)	(3)
Other (income) and expense | Foreign exchange contracts | Derivative instruments in cash flow hedging relationships
Derivative Instruments, Gain (Loss)
Gain (Loss) Recognized in Earnings and Other Comprehensive Income, Effective Portion Reclassified from AOCI to Earnings	237	(247)	(54)
Gain (Loss) Recognized in Earnings and Other Comprehensive Income, (Ineffectiveness) and Amounts Excluded from Effectiveness Testing	3	(3)	(4)
Other (income) and expense | Foreign exchange contracts | Derivative instruments not designated as hedging instruments
Derivative Instruments, Gain (Loss)
Amount of gain (loss) recognized in income on derivatives	(311)	352	299
Other (income) and expense | Warrants | Derivative instruments not designated as hedging instruments
Derivative Instruments, Gain (Loss)
Amount of gain (loss) recognized in income on derivatives		10
Cost of sales | Foreign exchange contracts | Derivative instruments in cash flow hedging relationships
Derivative Instruments, Gain (Loss)
Gain (Loss) Recognized in Earnings and Other Comprehensive Income, Effective Portion Reclassified from AOCI to Earnings	7	(182)	(92)
Selling, general and administrative expense | Foreign exchange contracts | Derivative instruments in cash flow hedging relationships
Derivative Instruments, Gain (Loss)
Gain (Loss) Recognized in Earnings and Other Comprehensive Income, Effective Portion Reclassified from AOCI to Earnings	16	(74)	(49)
Selling, general and administrative expense | Equity contracts | Derivative instruments not designated as hedging instruments
Derivative Instruments, Gain (Loss)
Amount of gain (loss) recognized in income on derivatives	$ 110	$ 42	$ 105